Risks (Tables)	12 Months Ended
Dec. 31, 2017
Risks [abstract]
Disclosure of liquidity risk [text block]
in 000€	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2017
Loan & borrowings	14,331	37,933	22,286	32,699	107,249
Trade payables	15,670	−	−	−	15,670
Other current liabilities	1,741	−	−	−	1,741
Total	31,742	37,933	22,286	32,699	124,660

	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2016
Loan & borrowings	6,050	10,787	7,471	12,620	36,928
Trade payables	13,400	−	−	−	13,400
Other current liabilities	794	−	−	−	794
Total	20,244	10,787	7,471	12,620	51,122

	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2015
Loan & borrowings	4,691	10,989	4,187	3,230	23,097
Trade payables	9,712	−	−	−	9,712
Other current liabilities	1,345	−	−	−	1,345
Total	15,748	10,989	4,187	3,230	34,154

Disclosure of ageing of trade receivables [text block]
in 000€	Total	Non-due	Less than 30 days	31-60 days	61-90 days	91-180 days	More than 181 days
December 31, 2017	35,582	21,630	6,920	1,765	1,526	1,614	2,127
December 31, 2016	27,479	15,590	6,434	1,885	490	2,008	1,072
December 31, 2015	22,843	15,104	3,402	1,348	814	1,057	1,118